Prepaid Expenses and Other	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other

Note 4—Prepaid Expenses and Other

Prepaid expenses and other consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Deferred longwall move expenses	$24,643	$18,513
Prepaid insurance	3,616	1,991
Other	3,449	7,049
Total prepaid expenses and other	$31,708	$27,553